Acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 01, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allocation of the consideration
Goodwill			¥ 1,295,786		¥ 1,012,026	¥ 941,488	$ 198,588		¥ 50,967
Purchase price allocation
Goodwill			1,295,786		1,012,026	941,488	$ 198,588		¥ 50,967
Total purchase price comprised of:
Share consideration			889,957	$ 136,392
Zenith Group
Allocation of the consideration
Goodwill		¥ 360,039
Purchase price allocation
Net assets acquired		30,252
Noncontrolling interests		(121,154)
Goodwill		360,039
Total		326,341
Total purchase price comprised of:
Cash consideration		296,796
Fair value of previously held equity interests		29,545
Total		326,341
Zenith Group | Tradename
Purchase price allocation
Intangible assets		¥ 54,974
Amortization Period		8 years
Zenith Group | Non-compete clause
Purchase price allocation
Intangible assets		¥ 2,230
Amortization Period		3 years
Chaodian
Allocation of the consideration
Consideration								¥ 1,198,198
Cash and cash equivalents								1,199,117
Accounts receivable, net								95,147
Goodwill								36,120
Other asset acquired								68,214
Total Asset acquired								1,398,598
Accrued liabilities and other payables								(323,025)
Other liabilities assumed								(89,217)
Total liability assumed								(412,242)
Non-controlling interest								(276,621)
Deemed dividend								488,463
Total								1,198,198
Purchase price allocation
Goodwill								¥ 36,120
Total purchase price comprised of:
Cash consideration	¥ 250,500
Other acquisitions
Allocation of the consideration
Goodwill			283,760		34,418	530,482
Purchase price allocation
Net assets acquired			18,495		65,582	62,800
Noncontrolling interests			(44,064)		(30,000)	(107,505)
Deferred tax liabilities			(49,140)
Goodwill			283,760		34,418	530,482
Total			413,751		70,000	643,777
Total purchase price comprised of:
Cash consideration			295,323		70,000	391,071
Share consideration			118,428
Fair value of previously held equity interests						252,706
Total			¥ 413,751		¥ 70,000	643,777
Other acquisitions | Tradename
Purchase price allocation
Intangible assets						104,000
Other acquisitions | Tradename | Minimum
Purchase price allocation
Amortization Period			5 years	5 years
Other acquisitions | Tradename | Maximum
Purchase price allocation
Amortization Period			10 years	10 years
Other acquisitions | User base
Purchase price allocation
Intangible assets			¥ 700			21,500
Other acquisitions | User base | Minimum
Purchase price allocation
Amortization Period			3 years	3 years
Other acquisitions | User base | Maximum
Purchase price allocation
Amortization Period			5 years	5 years
Other acquisitions | Copyrights
Purchase price allocation
Intangible assets			¥ 49,000			23,500
Other acquisitions | Copyrights | Minimum
Purchase price allocation
Amortization Period			9 months	9 months
Other acquisitions | Copyrights | Maximum
Purchase price allocation
Amortization Period			10 years	10 years
Other acquisitions | Technology
Purchase price allocation
Intangible assets						¥ 9,000
Other acquisitions | Technology | Minimum
Purchase price allocation
Amortization Period			6 months	6 months
Other acquisitions | Technology | Maximum
Purchase price allocation
Amortization Period			8 months	8 months
Other acquisitions | Vendor relationship
Purchase price allocation
Intangible assets			¥ 86,000
Amortization Period			10 years	10 years
Other acquisitions | On-going projects
Purchase price allocation
Intangible assets			¥ 69,000
Amortization Period			4 years 6 months	4 years 6 months